Vessels in Operation - Schedule of Vessels in Operation (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Balance beginning of period	$ 1,682,816
Impairment Loss	(3,033)	$ 0	$ (8,497)
Balance ending of period	1,623,307	1,682,816
Vessel Gross Cost, as adjusted for impairment charges [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	1,878,132	1,297,785	1,306,936
Additions	11,756	603,514	41,710
Disposals		(23,167)	(7,058)
Impairment Loss	(3,730)		(43,803)
Balance ending of period	1,886,158	1,878,132	1,297,785
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	(195,316)	(157,202)	(151,350)
Disposals		14,445
Depreciation	(68,232)	(52,559)	(41,158)
Impairment loss	697		35,306
Balance ending of period	(262,851)	(195,316)	(157,202)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	1,682,816	1,140,583	1,155,586
Additions	11,756	603,514	41,710
Disposals		(8,722)	(7,058)
Depreciation	(68,232)	(52,559)	(41,158)
Impairment Loss	(3,033)		(8,497)
Balance ending of period	$ 1,623,307	$ 1,682,816	$ 1,140,583